INVENTORIES	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES

Inventories were summarized as follows:

	As of June 30,
	2026	2025
Parts and materials	$17,253,847	$13,820,398
Goods in transit	-	1,765,424
Finished goods	1,734,863	1,432,395
Inventories	$18,988,710	$17,018,217

For the years ended June 30, 2026, 2025 and 2024, the Company did not recognize any impairment loss for slow-moving inventory with cost lower than net realizable value.